LOANS FOR CAPITAL LEASE BUSINESS (Narrative) (Details)			12 Months Ended
	Apr. 03, 2015 USD ($)	Apr. 03, 2015 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Loans Payable to Bank			$ 13,696,574	$ 28,281,541
Debt Instrument, Collateral Amount			3,746,653				¥ 24,799,285
Other Loans Payable			4,774,510	9,509,597
Deposit Assets			604,748	590,616
Notes Payable, Other Payables [Member]
Interest Expense, Debt			$ 449,663	410,512
Notes Payable, Other Payables [Member] | Jinshang Leasing [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			6.00%				6.00%
Debt Instrument, Collateral Amount			$ 3,746,653				¥ 24,799,285
Other Loans Payable			4,774,510
Deposit Assets			604,748				¥ 4,002,855
Bank Loan [Member]
Interest Expense, Debt			$ 1,062,956	1,684,075	$ 524,409
Shuguang Project Bank Loan [Member] | Jinshang Leasing [Member]
Proceeds from Bank Debt					$ 45,300,000	¥ 300,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			5.50%				5.50%
Debt Instrument, Term			3 years
Debt Instrument, Collateral Amount			$ 4,500,000	4,400,000				¥ 30,000,000
Yancheng Project Bank Loan [Member] | Jinshang Leasing [Member]
Proceeds from Bank Debt	$ 500,000	¥ 3,100,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			5.75%				5.75%
Mortgage Contract Loan [Member] | Jinshang Leasing [Member]
Debt Instrument, Collateral Amount			$ 517,665	$ 505,570				¥ 3,426,450
Debt Instrument, Maturity Date, Description			February 12, 2020